[Sutherland Asbill & Brennan LLP Letterhead]
Thomas E. Bisset
Direct Line: 202-383-0118
Internet: thomas.bisset@sutherland.com
February 26, 2010
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F St. N.E.
Washington, D.C. 20549

RE:	Post-Effective Amendment No. 29 to the Registration Statement on Form S-6 for Farm Bureau Life Variable Account of Farm Bureau Life Insurance Company (File No. 33-12789)
Commissioners:
     On behalf of Farm Bureau Life Insurance Company and Farm Bureau Life Variable Account, we have attached for filing Post-Effective Amendment No. 29 (the “Amendment”) to the Registration Statement on Form S-6 (the “Registration Statement”) for certain flexible premium variable life insurance policies. The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended, to reflect the addition of a dynamic asset allocation model program.
     Additional updating changes, as well as financial statements and certain required exhibits, will be included in a subsequent post-effective amendment to the Registration Statement to be filed pursuant to Rule 485(b) on or before April 30, 2010.

Securities and Exchange Commission
February 26, 2010

     If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0118.
Sincerely,

/s/ Thomas E. Bisset Thomas E. Bisset
Enclosures

cc:	Lillie Peshel Jennifer Morgan